SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Schedule of Long Term Debt Maturities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
2020	$ 4,098
2021	4,000
Long-term loans	8,098	$ 17,061
Interest expenses	$ 614	$ 822	$ 1,066